Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUES	$ 1,956,235	$ 1,953,782	$ 2,095,753
Voyage expenses	138,283	176,614	245,097
Vessel operating expenses	730,119	677,687	630,547
Time-charter hire expense	130,739	214,179	285,992
Depreciation and amortization	455,898	428,608	440,705
General and administrative	202,967	223,616	193,743
Asset impairments	434,082	155,288	51,210
Net (gain) loss on sale of vessels and equipment	6,975	(4,229)	(2,060)
Bargain purchase gain		(68,535)
Goodwill impairment		36,652
Restructuring charges	7,565	5,490	16,396
(Loss) income from vessel operations	(150,393)	108,412	234,123
Total assets of operating segments	9,719,938	9,915,929
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	581,215	464,810	463,931
Voyage expenses	232
Vessel operating expenses	331,124	242,332	209,283
Depreciation and amortization	135,413	96,915	95,784
General and administrative	68,035	52,854	42,714
Net (gain) loss on sale of vessels and equipment		(4,888)
Bargain purchase gain		(68,535)
(Loss) income from vessel operations	46,411	146,132	116,150
Total assets of operating segments	2,824,832	2,527,095
Shuttle tanker and FSO segment [Member]
Segment Reporting Information [Line Items]
REVENUES	613,388	613,768	622,195
Voyage expenses	104,382	97,743	111,003
Vessel operating expenses	175,459	196,536	182,614
Time-charter hire expense	56,989	74,478	89,768
Depreciation and amortization	125,104	129,293	127,438
General and administrative	54,139	60,359	51,281
Asset impairments	28,830	43,185	19,480
Net (gain) loss on sale of vessels and equipment	1,112	171
Goodwill impairment
Restructuring charges	652	5,351	704
(Loss) income from vessel operations	66,721	6,652	39,907
Total assets of operating segments	1,709,674	1,891,496
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	286,237	272,041	248,378
Voyage expenses	283	4,862	29
Vessel operating expenses	45,972	48,158	46,497
Depreciation and amortization	69,064	63,641	62,904
General and administrative	21,969	20,586	20,147
Net (gain) loss on sale of vessels and equipment			(4,340)
Goodwill impairment
Restructuring charges			394
(Loss) income from vessel operations	148,949	134,794	122,747
Total assets of operating segments	3,148,037	2,924,653
Conventional tanker segment [Member]
Segment Reporting Information [Line Items]
REVENUES	475,395	603,163	761,249
Voyage expenses	33,386	74,009	134,065
Vessel operating expenses	177,564	190,661	192,153
Time-charter hire expense	73,750	139,701	196,224
Depreciation and amortization	126,317	138,759	154,579
General and administrative	58,824	89,817	79,601
Asset impairments	405,252	112,103	31,730
Net (gain) loss on sale of vessels and equipment	5,863	488	2,280
Goodwill impairment		36,652
Restructuring charges	6,913	139	15,298
(Loss) income from vessel operations	(412,474)	(179,166)	(44,681)
Total assets of operating segments	$ 2,037,394	$ 2,572,685